Risks and Uncertainties (Details)	Dec. 31, 2025	Dec. 31, 2024
MillerKnoll, Inc. common stock | EBP 002
EBP, Risk and Uncertainty [Line Items]
Investments in MillerKnoll, Inc. common stock (percent)	2.00%	3.00%